BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS - Reconciliation of operating lease commitments to lease liabilities (Details) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018
Accounting Policies, Accounting Estimates And Errors [Abstract]
Operating lease commitments as of December 31, 2018		$ 632
Increase in lease commitments of cancelable leases included in reasonably certain lease term		1,846
Use of IFRS 16 practical expedients (old lease accounting continues for exceptions)		(4)
Leases commencing subsequent to transition date committed to as of December 31, 2018		(47)
Accruals included in the lease liability calculation		59
Other		22
Total undiscounted lease payments which are reasonably certain		2,508
Discounting effect using incremental borrowing rate		(559)
IAS 17 finance lease liabilities recognized on balance sheet as of December 31, 2018 (discounted)		$ 54
IFRS 16 Lease liability recognized on balance sheet as of January 1, 2019	$ 2,003
IFRS 16 lease liability presented as:
Non-current	1,638
Current	361
Liabilities associated with assets held for sale	$ 4